Organization Nature of Business and Significant Accounting Policies (Detail) $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($) Segment	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Organization Nature of Business and Significant Accounting Policies [Abstract]
Number of operating segments | Segment	3
Retained deficit	$ (398,976)		$ (292,703)
Contract period	1 year
Difference between Revenue Guidance in Effect before and after Topic 606
Organization Nature of Business and Significant Accounting Policies [Abstract]
Retained deficit		$ 900
Minimum
Organization Nature of Business and Significant Accounting Policies [Abstract]
Transaction price, payment terms	30 days
Maximum
Organization Nature of Business and Significant Accounting Policies [Abstract]
Transaction price, payment terms	60 days
Prepaid expenses and other current assets
Organization Nature of Business and Significant Accounting Policies [Abstract]
Amount of understatement	$ 15,900
Accrued expenses and other current liabilities
Organization Nature of Business and Significant Accounting Policies [Abstract]
Amount of understatement	$ 15,900